CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Class A [Member]	Class B [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class B [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Foreign currency translation adjustments [Member]	Unrealized gain on available-for- sale securities [Member]	Intra-entity foreign currency transaction loss [Member]	Parent [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2014	$ 632,689			$ 10,619			$ 101,072		$ 39,058	$ 10,508		$ 49,566	$ 471,352	$ 80
Beginning Balance (in shares) at Dec. 31, 2014					58,364,924	24,336,650
Net profit loss for the year	(15,133)	$ (15,096)	$ (4,313)										(15,096)	(37)
Other comprehensive loss:
Foreign currency translation adjustments	(55,928)								(55,928)			(55,928)
Unrealized gain (loss) on available-for-sale securities	(4,002)									(4,002)		(4,002)
Amounts reclassified from accumulated other comprehensive income	0
Contribution by noncontrolling interests	718													718
Contribution from shareholder	169						169
Issuance of Class A ordinary shares	346,775			1,548			345,227
Issuance of Class A ordinary shares (in shares)					11,855,384
Beneficial conversion feature on convertible senior notes	12,113						12,113
Share-based compensation	4,497						4,497
Excess tax benefits	9,442						9,442
Exercise of share options	5,938			67			5,871
Exercise of share options (in shares)					516,371
Dividends declared	(82,751)	(58,414)	(24,337)										(82,751)
Ending Balance at Dec. 31, 2015	854,527			12,234			478,391		(16,870)	6,506		(10,364)	373,505	761
Ending Balance (in shares) at Dec. 31, 2015					70,736,679	24,336,650
Net profit loss for the year	(169,635)	(169,635)	(44,104)										(169,635)
Other comprehensive loss:
Foreign currency translation adjustments	(60,732)								(60,732)			(60,732)
Unrealized gain (loss) on available-for-sale securities	7,326									7,326		7,326
Foreign currency transaction gain	(6,996)										(6,996)	(6,996)
Amounts reclassified from accumulated other comprehensive income	10,583									(10,583)		(10,583)
Contribution by noncontrolling interests	(66)													(66)
Contribution from shareholder	154						154
Repurchase of treasury stock	(136,615)							(136,615)
Repurchase of treasury stock (in shares)					7,065,058
Share-based compensation	6,552						6,552
Excess tax benefits	470						470
Exercise of share options	3,423			47			3,376
Exercise of share options (in shares)					341,137
Ending Balance at Dec. 31, 2016	487,825			12,281			488,943	(136,615)	(77,602)	3,249	(6,996)	(81,349)	203,870	695
Ending Balance (in shares) at Dec. 31, 2016					64,012,758	24,336,650
Net profit loss for the year	21,704	$ 21,707	$ 5,971										21,704
Other comprehensive loss:
Foreign currency translation adjustments	56,571								56,571			56,571
Unrealized gain (loss) on available-for-sale securities	163,272									163,272		163,272
Foreign currency transaction gain	1,872										1,872	1,872
Amounts reclassified from accumulated other comprehensive income	2,736									(2,736)		(2,736)
Contribution by noncontrolling interests	(3)													(3)
Contribution from shareholder	159						159
Share-based compensation	7,218						7,218
Exercise of share options	4,393			47			4,346
Exercise of share options (in shares)					347,304
Ending Balance at Dec. 31, 2017	$ 740,275			$ 12,328			$ 500,666	$ (136,615)	$ (21,031)	$ 163,785	$ (5,124)	$ 137,630	$ 225,574	$ 692
Ending Balance (in shares) at Dec. 31, 2017					64,360,062	24,336,650